Condensed consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Condensed consolidated statement of comprehensive income
Profit for the period		£ 2,015	£ 2,070
Items that do not qualify for reclassification
Remeasurement of retirement benefit schemes	[1]	(517)	(734)
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss (FVTPL) due to own credit risk		91	(25)
Fair value through other comprehensive income (FVOCI) financial assets		3	8
Tax		123	182
Total - Items that do not qualify for reclassification		(300)	(569)
Items that do qualify for reclassification
FVOCI financial assets		(458)	(145)
Cash flow hedges		(1,557)	(365)
Currency translation		185	(288)
Tax		566	65
Total - Items that do qualify for reclassification		(1,264)	(733)
Other comprehensive losses after tax		(1,564)	(1,302)
Total comprehensive income for the period		451	768
Attributable to:
Ordinary shareholders		327	535
Preference shareholders			9
Paid-in equity holders		121	178
Non-controlling interests		3	46
Total comprehensive income for the period		£ 451	£ 768

[1]	Following the purchase of ordinary shares from UKGI in March 2021, NatWest Group contributed £500 million to its main pension scheme in line with the memorandum of understanding announced on 17 April 2018. After tax relief, this contribution reduced total equity by £365 million. In line with our policy, the present value of defined benefit obligations and the fair value of plan assets at the end of the interim reporting period are assessed to identity significant market fluctuations and one-off events since the end of the prior financial year